Income Taxes - Summary of Reconciliation Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Uncertainties [Abstract]
Balance, beginning of year	$ 0.8	$ 13.9
Current year additions to positions	2.6	0.0
Additions from business combinations	1.7	0.0
Lapse of applicable statute of limitations	(0.1)	(13.1)
Foreign currency translation adjustments		0.0
Balance, end of year	$ 5.0	$ 0.8